BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 27, 2013
Accounting Policies [Abstract]
Schedule of Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following (in thousands):

	September 27, 2013	September 28, 2012
Pension plan adjustments	$(30,523)	$(50,268)
Foreign currency translation adjustments	3,287	20,429
Fair value of cash flow hedges	(23,994)	(33,106)
Share of equity investee’s Accumulated Other Comprehensive loss	(7,995)	(10,800)

	$(59,225)	$(73,745)

Schedule of Percentage of Components of Inventory	The components of inventories are as follows:

	September 27, 2013	September 28, 2012
Food	40.4%	39.5%
Career apparel and linens	56.5%	57.2%
Parts, supplies and novelties	3.1%	3.3%

	100.0%	100.0%

Schedule of Equity Method Investments

Summarized financial information for AIM Services Co., Ltd. follows (in thousands):

	September 27, 2013	September 28, 2012
Current assets	$353,240	$433,584
Noncurrent assets	169,469	222,813
Current liabilities	291,926	374,062
Noncurrent liabilities	50,880	74,680

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Sales	$1,693,598	$1,916,620	$1,772,143
Gross profit	192,857	222,033	222,970
Net income	29,236	39,174	41,949

Supplemental Cash Flow Information

Supplemental Cash Flow Information

(dollars in millions)	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Interest paid	$350.6	$422.5	$386.4
Income taxes paid	$74.8	$82.5	$64.9